NOTE 19: FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Note 19 Financial Instruments And Risk Management
Canadian dollar net monetary liabilities	$ 171,578	$ 420,704
Monetary assets and liabilities	$ 171,578	$ 420,704